Income Taxes - Schedule of Income Taxes Charged to Operations (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Current expense:
Federal			$ (4,224)	$ (3,401)				$ (17,360)
State			(395)	(215)				(2,576)
Foreign			(56)	(263)				(1,137)
Current expense			(4,675)	(3,879)				(21,073)
Deferred benefit:
Federal			1,443	6,502				14,846
State			42	3,370				331
Foreign			0	(36)				556
Deferred benefit			1,485	9,836	$ (3,646)	$ 2,909	$ 9,836	15,733
Total Income Tax (Expense) Benefit	$ (4,404)	$ (1,896)	$ (3,190)	$ 5,957	$ (6,938)	$ (3,953)		$ (5,340)